SIGNIFICANT ACCOUNTING POLICIES (Schedule of Reconciliation of Cash and Restricted Cash) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies Schedule Of Reconciliation Of Cash And Restricted Cash
Cash and cash equivalents	$ 12,801	$ 9,073
Restricted cash	3,116	4,432
Total cash, cash equivalents and restricted cash shown in the statement of cash flows.	$ 15,917	$ 13,505